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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ______________

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    PNC Capital Advisors, LLC
Address: 249 Fifth Avenue
         Pittsburgh, PA 15222-2707

Form 13F File Number: 28-13605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:    Kevin A. McCreadie
Title:   President & Chief Executive Officer
Phone:   (410) 237-5875

Signature, Place, and Date of Signing:

/s/ Kevin A. McCreadie                 Baltimore, MD             August 3, 2012
------------------------------------   -----------------------   ---------------
[Signature]                            [City, State]             [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
----------------------   --------------------------------------
28-1235                  The PNC Financial Services Group, Inc.